BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2019
R Brasil Solucoes S.A. [member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
Analysis of the cash flow	Thousands of U.S. dollars
Net assets acquired	(4)
Allocation of intangible (a)	(89)
Consideration paid	1,806
Reserve for acquisition of non-controlling interest - Equity	1,899

Nova Interfile Holding [Member]
Disclosure of detailed information about business combination [line items]
Disclosure of detailed information about business combinations [text block]
Analysis of the cash flow	Thousands of U.S. dollars
Net assets acquired	3,971
Allocation of intangible (a)	4,132
Consideration paid	14,300
Reserve for acquisition of non-controlling interest - Equity	6,197